Convertible Preferred Shares and Redeemable Convertible Preferred Shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Convertible Preferred Shares And Redeemable Convertible Preferred Shares [Abstract]
Summary Of Convertible Preferred Shares And Redeemable Convertible Preferred Shares
Convertible preferred shares and redeemable convertible preferred shares consisted of the following (in thousands, except share and per share amounts):

	As of June 30, 2025
	Shares Authorized	Shares Issued and Outstanding	Issuance price per share	Carrying Value	Liquidation Preference
Convertible preferred shares
Series A	326,079,495	326,079,495	$0.0583	$18,967	$—

Total convertible preferred shares	326,079,495	326,079,495		$18,967	$—

Redeemable convertible preferred shares
Series Seed	71,428,571	71,428,571	$0.0070	$994	$1,000
Series B	239,156,361	239,156,361	0.0876	30,088	30,982
Series C-1	290,202,451	270,636,854	0.2240	84,780	86,513
Series C-2	351,591,430	127,875,914	0.2844	49,377	50,929

Total redeemable convertible preferred shares	952,378,813	709,097,700		$165,239	$169,424

	As of December 31, 2024
	Shares Authorized	Shares Issued and Outstanding	Issuance price per share	Carrying Value	Liquidation Preference
Convertible preferred shares
Series A	326,079,495	326,079,495	$0.0583	$18,967	$—

Total convertible preferred shares	326,079,495	326,079,495		$18,967	$—

Redeemable convertible preferred shares
Series Seed	71,428,571	71,428,571	$0.0070	$919	$1,000
Series B	239,156,361	239,156,361	0.0876	28,966	29,943
Series C-1	290,202,451	270,636,854	0.2240	81,714	83,507
Series C-2	351,591,430	127,875,914	0.2844	47,440	49,125

Total redeemable convertible preferred shares	952,378,813	709,097,700		$159,039	$163,575

Convertible preferred shares and redeemable convertible preferred shares consisted of the following (in thousands, except share and per share amounts):

	As of December 31, 2024
	Shares Authorized	Shares Issued and Outstanding	Issuance price per share	Carrying Value	Liquidation Preference
Convertible preferred shares
Series A	326,079,495	326,079,495	$0.0583	$18,967	$—

Total convertible preferred shares	326,079,495	326,079,495		$18,967	$—

Redeemable convertible preferred shares
Series Seed	71,428,571	71,428,571	$0.0070	$919	$1,000
Series B	239,156,361	239,156,361	0.0876	28,966	29,943
Series C-1	290,202,451	270,636,854	0.2240	81,714	83,507
Series C-2	351,591,430	127,875,914	0.2844	47,440	49,125

Total redeemable convertible preferred shares	952,378,813	709,097,700		$159,039	$163,575

	As of December 31, 2023
	Shares Authorized	Shares Issued and Outstanding	Issuance price per share	Carrying Value	Liquidation Preference
Convertible preferred shares
Series A	326,079,495	326,079,495	$0.0583	$18,967	$—

Total convertible preferred shares	326,079,495	326,079,495		$18,967	$—

	As of December 31, 2023
	Shares Authorized	Shares Issued and Outstanding	Issuance price per share	Carrying Value	Liquidation Preference
Redeemable convertible preferred shares
Series Seed	71,428,571	71,428,571	$0.0070	$785	$1,000
Series B	239,156,361	239,156,361	0.0876	26,825	27,842
Series C-1	290,202,451	270,636,854	0.2240	75,859	77,429
Series C-2	351,591,430	127,875,914	0.2844	43,754	45,478

Total redeemable convertible preferred shares	952,378,813	709,097,700		$147,223	$151,749